Events occurred after the reporting date (Details) $ / shares in Units, $ in Millions						12 Months Ended
	May 16, 2024 $ / shares	Apr. 05, 2024 USD ($)	Mar. 28, 2024 $ / shares	Dec. 18, 2023 $ / shares	Apr. 26, 2023 $ / shares	Dec. 31, 2023 $ / shares	Apr. 10, 2024
Disclosure of non-adjusting events after reporting period [line items]
Final dividend (in USD per share)			$ 2.11386		$ 3.22373
Dividends paid (in USD per share)						$ 1.90047
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid (in USD per share)	$ 0.21339
Azure Minerals Limited
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate, percentage				18.40%
Joint scheme of arrangement, acquisition, cash price (in AUD per share)				$ 3.70
Joint scheme of arrangement, acquisition, joint off-market takeover bid, cash price (in AUD per share)				$ 3.65
Extraordinary Shareholder Meeting
Disclosure of non-adjusting events after reporting period [line items]
Threshold percentage of shares held							0.10
Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to tax expense (income) | $		$ 1,089.5
Chilean Internal Revenue Service (IRS) | SQM Salar | Income Tax Contingencies
Disclosure of non-adjusting events after reporting period [line items]
Income taxes paid (refund) | $		$ 986.2